UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL fUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2021 through June 30, 2022

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05476
Reporting Period: 07/01/2021 - 06/30/2022
Lord Abbett Global Fund, Inc.

==================== Lord Abbett Emerging Markets Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Lord Abbett Emerging Markets Corporate Debt Fund ===============

ARCHER-DANIELS-MIDLAND COMPANY

Ticker:       ADM            Security ID:  039483102
Meeting Date: MAY 05, 2022   Meeting Type: Annual
Record Date:  MAR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael S. Burke         For       For          Management
1b    Elect Director Theodore Colbert         For       For          Management
1c    Elect Director Terrell K. Crews         For       For          Management
1d    Elect Director Donald E. Felsinger      For       For          Management
1e    Elect Director Suzan F. Harrison        For       For          Management
1f    Elect Director Juan R. Luciano          For       For          Management
1g    Elect Director Patrick J. Moore         For       For          Management
1h    Elect Director Francisco J. Sanchez     For       For          Management
1i    Elect Director Debra A. Sandler         For       For          Management
1j    Elect Director Lei Z. Schlitz           For       For          Management
1k    Elect Director Kelvin R. Westbrook      For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Reduce Ownership Threshold for          Against   Against      Shareholder
      Shareholders to Call Special Meeting
5     Report on Pesticide Use in the          Against   For          Shareholder
      Company's Supply Chain

--------------------------------------------------------------------------------

BYD COMPANY LIMITED

Ticker:       1211           Security ID:  Y1023R104
Meeting Date: NOV 30, 2021   Meeting Type: Extraordinary Shareholders
Record Date:  NOV 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Association           For       For          Management
2     Approve Rules and Procedures Regarding  For       For          Management
      Meetings of Board of Directors
3     Approve Rules and Procedures Regarding  For       For          Management
      Meetings of Board of Supervisors
4     Approve Compliance Manual in Relation   For       For          Management
      to Independent Directors
5     Approve Management System for the       For       For          Management
      Funds Raised
6     Approve Compliance Manual in Relation   For       For          Management
      to Connected Transactions
7     Approve Rules for the Selection and     For       For          Management
      Appointment of Accountants' Firm
8     Approve Policy on External Guarantee    For       For          Management

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THE MOSAIC COMPANY

Ticker:       MOS            Security ID:  61945C103
Meeting Date: MAY 19, 2022   Meeting Type: Annual
Record Date:  MAR 24, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Cheryl K. Beebe          For       For          Management
1b    Elect Director Gregory L. Ebel          For       For          Management
1c    Elect Director Timothy S. Gitzel        For       For          Management
1d    Elect Director Denise C. Johnson        For       For          Management
1e    Elect Director Emery N. Koenig          For       For          Management
1f    Elect Director James (Joc) C. O'Rourke  For       For          Management
1g    Elect Director David T. Seaton          For       For          Management
1h    Elect Director Steven M. Seibert        For       For          Management
1i    Elect Director Luciano Siani Pires      For       For          Management
1j    Elect Director Gretchen H. Watkins      For       For          Management
1k    Elect Director Kelvin R. Westbrook      For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Reduce Ownership Threshold for          Against   Against      Shareholder
      Shareholders to Call Special Meeting

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VEDANTA LIMITED

Ticker:       500295         Security ID:  92242Y100
Meeting Date: AUG 10, 2021   Meeting Type: Annual
Record Date:  JUL 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Standalone Financial Statements  For       For          Management
      and Statutory Reports
2     Accept Consolidated Financial           For       For          Management
      Statements and Statutory Reports
3     Confirm Interim Dividend                For       For          Management
4     Reelect Anil Kumar Agarwal as Director  For       For          Management
5     Approve S.R. Batliboi & Co. LLP,        For       For          Management
      Chartered Accountants as Auditors and
      Authorize Board to Fix Their
      Remuneration
6     Elect Padmini Somani as Director        For       For          Management
7     Elect Dindayal Jalan as Director        For       For          Management
8     Reelect Upendra Kumar Sinha as Director For       For          Management
9     Elect Sunil Duggal as Director and      For       For          Management
      Approve Appointment and Remuneration
      of Sunil Duggal as Whole Time Director
      Designated as Chief Executive Officer
10    Elect Akhilesh Joshi as Director        For       For          Management
11    Approve Remuneration of Cost Auditors   For       For          Management

========================= Lord Abbett Global Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 17, 2022